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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Funds

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (120.77%)
Consumer Discretionary (48.06%)
	Apparel, Accessories & Luxury Goods (2.90%)
3,046,100	Under Armour, Inc., Cl A [1]	$73,731,632	$50,199,728
645,253	Under Armour, Inc., Cl C [1]	16,704,420	9,691,700

		90,436,052	59,891,428

	Automobile Manufacturers (18.35%)
1,110,000	Tesla, Inc. [1]	236,819,490	378,621,000

	Hotels, Resorts & Cruise Lines (9.03%)
2,600,000	Hyatt Hotels Corp., Cl A [1]	72,054,423	160,654,000
475,000	Norwegian Cruise Line Holdings Ltd. [1,2]	20,954,950	25,673,750

		93,009,373	186,327,750

	Internet & Direct Marketing Retail (2.87%)
30,000	Amazon.com, Inc. [1]	29,339,337	28,840,500
20,357,182	AO World plc (United Kingdom) [1,2]	43,575,320	30,415,652

		72,914,657	59,256,152

	Leisure Facilities (10.24%)
925,800	Vail Resorts, Inc.	27,801,852	211,193,496

	Movies & Entertainment (4.67%)
5,350,000	Manchester United plc, Cl A [2]	91,115,472	96,300,000

Total Consumer Discretionary		612,096,896	991,589,826

Financials (27.63%)
	Asset Management & Custody Banks (3.30%)
2,890,000	The Carlyle Group	72,986,195	68,204,000

	Financial Exchanges & Data (6.72%)
770,000	FactSet Research Systems, Inc.	50,187,585	138,684,700

	Investment Banking & Brokerage (6.15%)
2,900,000	The Charles Schwab Corp.	50,169,841	126,846,000

	Property & Casualty Insurance (11.46%)
2,400,000	Arch Capital Group Ltd. [1,2]	31,929,993	236,400,000

Total Financials		205,273,614	570,134,700

Health Care (8.31%)
	Health Care Equipment (6.78%)
900,000	IDEXX Laboratories, Inc. [1]	39,330,858	139,941,000

	Health Care Technology (1.53%)
1,848,249	Inovalon Holdings, Inc., CI A [1]	48,521,079	31,512,645

Total Health Care		87,851,937	171,453,645

Industrials (5.62%)
	Aerospace & Defense (1.77%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,6]	29,920,185	32,092,168
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,6]	4,079,835	4,376,001

		34,000,020	36,468,169

	Trading Companies & Distributors (3.85%)
900,000	Air Lease Corp.	28,803,158	38,358,000
900,000	Fastenal Co.	39,285,653	41,022,000

		68,088,811	79,380,000

Total Industrials		102,088,831	115,848,169

Information Technology (25.13%)
	Internet Software & Services (20.00%)
512,683	Benefitfocus, Inc. [1]	17,954,601	17,251,783
1,100,000	CoStar Group, Inc. [1]	112,737,432	295,075,000
2,500,000	Zillow Group, Inc., Cl A [1]	81,473,519	100,375,000

		212,165,552	412,701,783

	IT Consulting & Other Services (5.13%)
850,000	Gartner, Inc. [1]	85,272,417	105,748,500

Total Information Technology		297,437,969	518,450,283

Shares		Cost	Value
Common Stocks (continued)
Real Estate (6.02%)
	Hotel & Resort REITs (0.56%)
382,727	MGM Growth Properties LLC, Cl A	$8,037,267	$11,562,183

	Office REITs (1.88%)
985,000	Douglas Emmett, Inc.	29,254,612	38,828,700

	Specialized REITs (3.58%)
2,000,000	Gaming and Leisure Properties, Inc.	61,501,343	73,780,000

Total Real Estate		98,793,222	124,170,883

Total Common Stocks		1,403,542,469	2,491,647,506

Private Equity Investments (0.17%)
Financials (0.17%)
	Asset Management & Custody Banks (0.17%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	3,577,350

Principal Amount
Short Term Investments (0.01%)
$274,629	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity – $274,632; (Fully collateralized by $285,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $283,931) [5]	$274,629	$274,629

Total Investments (120.95%)		$1,403,817,098	2,495,499,485

Liabilities Less Cash and Other Assets (-20.95%)			(432,283,973)

Net Assets			$2,063,215,512

Retail Shares (Equivalent to $48.23 per share based on 24,790,173 shares outstanding)			$1,195,523,937

Institutional Shares (Equivalent to $49.17 per share based on 17,339,134 shares outstanding)			$852,487,995

R6 Shares (Equivalent to $49.17 per share based on 309,224 shares outstanding)			$15,203,580

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2017, the market value of restricted and fair valued securities amounted to $40,045,519 or 1.94% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Funds

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.04%)
Consumer Discretionary (55.63%)
	Automobile Manufacturers (16.08%)
90,000	Tesla, Inc. [1]	$20,342,220	$30,699,000

	Casinos & Gaming (2.05%)
168,500	Red Rock Resorts, Inc., Cl A	3,706,196	3,902,460

	Hotels, Resorts & Cruise Lines (16.03%)
150,000	Choice Hotels International, Inc.	5,080,139	9,585,000
340,000	Hyatt Hotels Corp., Cl A 1	12,201,302	21,008,600

		17,281,441	30,593,600

	Leisure Facilities (16.28%)
136,230	Vail Resorts, Inc.	8,272,836	31,076,787

	Movies & Entertainment (5.19%)
550,000	Manchester United plc, Cl A 2	8,719,506	9,900,000

Total Consumer Discretionary		58,322,199	106,171,847

Financials (15.42%)
	Asset Management & Custody Banks (3.18%)
175,000	Financial Engines, Inc.	5,948,430	6,081,250

	Financial Exchanges & Data (7.08%)
75,000	FactSet Research Systems, Inc.	5,828,282	13,508,250

	Property & Casualty Insurance (5.16%)
100,000	Arch Capital Group Ltd. [1,2]	1,800,056	9,850,000

Total Financials		13,576,768	29,439,500

Industrials (3.33%)
	Aerospace & Defense (1.80%)
20,859	Space Exploration Technologies Corp., Cl A 1,3,4,6	2,815,965	3,020,384
2,844	Space Exploration Technologies Corp., Cl C 1,3,4,6	383,940	411,811

		3,199,905	3,432,195

	Building Products (1.53%)
42,142	Masonite International Corp. [1,2]	2,592,561	2,916,226

Total Industrials		$5,792,466	$6,348,421

Information Technology (18.66%)
	Application Software (4.15%)
101,870	Guidewire Software, Inc. [1]	4,816,692	7,931,598

	Internet Software & Services (14.51%)
225,000	Benefitfocus, Inc. [1]	5,980,202	7,571,250
75,000	CoStar Group, Inc. [1]	13,824,622	20,118,750

		19,804,824	27,690,000

Total Information Technology		24,621,516	35,621,598

Total Common Stocks		102,312,949	177,581,366

Shares		Cost	Value
Preferred Stocks (4.25%)
Telecommunication Services (4.25%)
	Alternative Carriers (4.25%)
22,300	Iridium Communications, Inc., Series B, 6.75% [5]	$5,814,082	$8,104,712

Principal Amount
Short Term Investments (2.72%)
$5,197,936	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity – $5,197,988; (Fully collateralized by $5,325,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $5,305,031) [5]	5,197,936	5,197,936

Total Investments (100.01%)		$113,324,967	190,884,014

Liabilities Less Cash and Other Assets (-0.01%)			(13,665)

Net Assets			$190,870,349

Retail Shares (Equivalent to $15.15 per share based on 2,755,410 shares outstanding)			$41,736,079

Institutional Shares (Equivalent to $15.41 per share based on 8,249,503 shares outstanding)			$127,155,351

R6 Shares (Equivalent to $15.42 per share based on 1,425,449 shares outstanding)			$21,978,919

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At September 30, 2017, the market value of restricted and fair valued securities amounted to $3,432,195 or 1.80% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.68%)
Argentina (2.17%)
122,096	Bolsas y Mercados Argentinos SA 1	$1,118,834	$1,283,662
82,700	YPF SA, ADR	1,777,712	1,842,556

Total Argentina		2,896,546	3,126,218

Australia (1.59%)
44,169	Domino’s Pizza Enterprises Ltd.	591,901	1,587,487
265,000	MYOB Group Ltd.	722,074	715,059

Total Australia		1,313,975	2,302,546

Belgium (1.00%)
17,000	KBC Group NV	1,291,968	1,440,618

Brazil (2.06%)
85,000	Smiles SA	1,172,858	2,159,923
82,000	TOTVS SA	586,403	810,381

Total Brazil		1,759,261	2,970,304

Canada (3.50%)
5,800	Constellation Software, Inc.	957,462	3,164,329
74,189	Encana Corp.	597,294	873,947
29,000	Suncor Energy, Inc.	1,004,981	1,015,870

Total Canada		2,559,737	5,054,146

Chile (0.56%)
14,497	Sociedad Química y Minera de Chile SA, ADR	296,777	806,903

China (11.53%)
20,000	Alibaba Group Holding Ltd., ADR [1]	1,592,811	3,454,200
10,300	Baidu, Inc., ADR [1]	1,932,720	2,551,207
34,100	Bitauto Holdings Ltd., ADR [1]	1,065,016	1,523,588
29,300	Ctrip.com International Ltd., ADR [1]	1,222,446	1,545,282
865,371	Haitong Securities Co., Ltd., Cl H	1,455,036	1,398,047
2,625,700	Kingdee International Software Group Co. Ltd. [1]	516,037	1,156,281
53,400	TAL Education Group, ADR [1]	484,576	1,800,114
75,000	Tencent Holdings Ltd.	393,663	3,227,892

Total China		8,662,305	16,656,611

France (8.69%)
45,000	BNP Paribas SA	3,053,922	3,629,911
7,000	Eurofins Scientific SE	682,393	4,422,908
5,800	LVMH Moet Hennessy Louis Vuitton SE	1,307,007	1,600,305
114,500	Vivendi SA	2,740,839	2,898,717

Total France		7,784,161	12,551,841

Germany (4.99%)
22,425	Fresenius Medical Care Ag & Co.	1,872,574	2,193,745
187,600	RIB Software AG	1,723,740	3,979,955
13,500	Symrise AG	152,748	1,025,470

Total Germany		3,749,062	7,199,170

Hong Kong (0.62%)
999,600	Man Wah Holdings Ltd.	919,023	895,745

Shares		Cost	Value
Common Stocks (continued)
India (6.35%)
85,362	Divi’s Laboratories Ltd.	$1,013,330	$1,118,318
1,349,785	JM Financial Ltd.	1,883,274	2,854,758
211,376	Manpasand Beverages Ltd.	1,349,769	1,511,863
13,300	Maruti Suzuki India Ltd.	1,090,079	1,624,465
114,000	Tata Communications Ltd.	1,199,120	1,196,023
109,500	Zee Entertainment Enterprises Ltd.	660,842	871,876

Total India		7,196,414	9,177,303

Indonesia (0.98%)
1,250,000	PT Sarana Menara Nusantara Tbk.	260,297	414,842
2,051,400	PT Tower Bersama Infrastructure Tbk [2]	877,935	1,001,407

Total Indonesia		1,138,232	1,416,249

Ireland (1.47%)
20,075	Ryanair Holdings plc, ADR [1]	810,689	2,116,306

Israel (3.55%)
6,500	Check Point Software Technologies Ltd. [1]	302,789	741,130
44,255	Mellanox Technologies Ltd. [1]	1,870,032	2,086,623
31,959	Wix.com Ltd. [1]	1,687,959	2,296,254

Total Israel		3,860,780	5,124,007

Italy (1.85%)
125,685	UniCredit SpA [1]	2,248,174	2,676,820

Japan (17.08%)
10,000	FANUC Corp.	1,290,734	2,025,328
2,000	Keyence Corp.	968,002	1,061,986
17,500	KOSE Corporation	1,948,540	2,004,666
227,000	Mitsubishi UFJ Financial Group, Inc., ADR	1,505,017	1,461,880
52,000	MonotaRO Co. Ltd.	775,483	1,390,980
145,000	Rakuten, Inc.	1,785,841	1,581,115
82,500	Recruit Holdings Co. Ltd.	1,354,881	1,786,736
52,800	SMS Co. Ltd.	1,360,103	1,682,186
33,300	SoftBank Group Corp.	1,402,156	2,688,267
57,000	Sony Corp., ADR	1,836,281	2,128,380
84,000	Square Enix Holdings Co. Ltd.	2,846,651	3,157,698
33,700	Takeda Pharmaceutical Co. Ltd.	1,817,848	1,861,025
38,800	TechnoPro Holdings, Inc.	1,398,077	1,837,849

Total Japan		20,289,614	24,668,096

Korea, Republic of (1.14%)
33,621	KB Financial Group, Inc.	1,698,743	1,646,779

Mexico (1.22%)
2,295,000	Telesites SAB de CV 1	1,622,317	1,766,936

Netherlands (2.19%)
10,500	Cimpress NV1	943,497	1,025,430
42,000	InterXion Holding N.V. [1]	1,602,813	2,139,060

Total Netherlands		2,546,310	3,164,490

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Nigeria (0.24%)
1,501,886	Lekoil Ltd. [1]	$530,554	$347,161

Norway (1.09%)
69,500	Golar LNG Ltd.	1,272,273	1,571,395

Panama (0.93%)
10,800	Copa Holdings, S.A., Cl A	868,833	1,344,924

Russia (1.59%)
78,000	Sberbank of Russia, ADR	904,063	1,110,330
36,000	Yandex N.V., Cl A 1	1,076,228	1,186,200

Total Russia		1,980,291	2,296,530

Spain (2.84%)
11,000	Aena SME SA (formerly, Aena SA), 144A	1,004,611	1,985,888
56,105	Industria de Diseño Textil SA	1,783,029	2,114,311

Total Spain		2,787,640	4,100,199

Switzerland (2.94%)
42,067	Julius Baer Group Ltd.	1,489,578	2,489,223
24,000	Landis & Gyr Group AG 1	1,988,116	1,759,694

Total Switzerland		3,477,694	4,248,917

United Kingdom (10.42%)
200,000	Abcam plc	1,362,532	2,733,599
325,214	AO World plc [1]	718,811	485,902
290,000	Domino’s Pizza Group plc	943,591	1,205,437
50,000	Experian plc	394,260	1,004,330
595,000	Horizon Discovery Group plc [1]	1,378,189	1,809,870
125,000	Howden Joinery Group Plc	585,340	721,925
32,200	Intertek Group plc	955,966	2,149,632
95,159	JUST EAT plc [1]	453,828	852,424
26,825	Reckitt Benckiser Group Plc	2,530,450	2,448,966
300,000	Worldpay Group plc, 144A	1,097,280	1,636,139

Total United Kingdom		10,420,247	15,048,224

United States (3.09%)
28,000	Agilent Technologies, Inc.	639,432	1,797,600
27,000	Arch Capital Group Ltd. [1]	983,683	2,659,500

Total United States		1,623,115	4,457,100

Total Common Stocks		95,604,735	138,175,538

Principal Amount		Cost	Value
Short Term Investments (4.43%)
$6,398,430	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity – $6,398,494; (Fully collateralized by $6,555,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $6,530,419) [2]	$6,398,430	$6,398,430

Total Investments (100.11%)		$102,003,165	144,573,968

Liabilities Less Cash and Other Assets (-0.11%)			(154,946)

Net Assets			$144,419,022

Retail Shares (Equivalent to $22.99 per share based on 2,269,698 shares outstanding)			$52,189,178

Institutional Shares (Equivalent to $23.25 per share based on 3,935,805 shares outstanding)			$91,513,801

R6 Shares (Equivalent to $23.25 per share based on 30,793 shares outstanding)			$716,043

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of Rule 144A securities amounted to $3,622,027 or 2.51% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All	securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2017	Percentage of Net Assets
Information Technology	27.9%
Financials	15.7%
Consumer Discretionary	15.6%
Industrials	11.3%
Health Care	11.0%
Telecommunication Services	4.9%
Consumer Staples	4.1%
Energy	3.9%
Materials	1.3%
Cash and Cash Equivalents*	4.3%
100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.67%)
Consumer Discretionary (32.38%)
	Casinos & Gaming (6.66%)
546,950	Boyd Gaming Corp.	$11,133,654	$14,248,048
900,350	MGM Resorts International	17,463,511	29,342,406
609,039	Pinnacle Entertainment, Inc. [1]	10,206,400	12,978,621
455,301	Red Rock Resorts, Inc., Cl A	10,518,243	10,544,771

		49,321,808	67,113,846

	Home Furnishings (5.87%)
238,857	Mohawk Industries, Inc. [1]	31,252,124	59,119,496

	Home Improvement Retail (4.51%)
278,100	Home Depot, Inc.	24,949,363	45,486,036

	Homebuilding (1.27%)
308,400	Toll Brothers, Inc.	9,098,906	12,789,348

	Hotels, Resorts & Cruise Lines (14.07%)
556,425	Extended Stay America, Inc.	9,890,262	11,128,500
508,000	Hilton Grand Vacations, Inc. [1]	13,416,410	19,624,040
398,775	Hilton Worldwide Holdings, Inc.	20,003,454	27,694,924
178,100	Marriott International, Inc., Cl A	13,228,682	19,637,306
423,550	Norwegian Cruise Line Holdings Ltd. [1,2]	11,301,845	22,892,878
107,500	Royal Caribbean Cruises Ltd. [2]	8,518,655	12,743,050
265,950	Wyndham Worldwide Corp.	22,314,467	28,033,789

		98,673,775	141,754,487

Total Consumer Discretionary		213,295,976	326,263,213

Financials (2.49%)
	Asset Management & Custody Banks (2.49%)
608,200	Brookfield Asset Management, Inc., Cl A [2]	14,811,467	25,118,660

Industrials (10.40%)
	Building Products (3.63%)
495,400	Masco Corp.	15,990,708	19,325,554
186,000	Masonite International Corp. [1,2]	10,736,507	12,871,200
49,000	Trex Co., Inc. [1]	3,467,783	4,413,430

		30,194,998	36,610,184

	Electrical Components & Equipment (0.94%)
55,398	Acuity Brands, Inc.	10,561,977	9,488,569

	Industrial Conglomerates (2.15%)
299,300	Macquarie Infrastructure Corp. [3]	17,808,445	21,603,474

	Trading Companies & Distributors (3.68%)
451,534	Beacon Roofing Supply, Inc. [1]	20,946,555	23,141,118
240,201	SiteOne Landscape Supply, Inc. [1]	7,926,633	13,955,678

		28,873,188	37,096,796

Total Industrials		87,438,608	104,799,023

Information Technology (8.66%)
	Internet Software & Services (2.48%)
70,650	CoStar Group, Inc. [1]	13,006,842	18,951,862
1,766,298	NEXTDC Ltd. (Australia) [1,2]	6,154,214	6,040,710

		19,161,056	24,992,572

	IT Consulting & Other Services (6.18%)
1,223,500	InterXion Holding N.V. [1,2]	36,150,281	62,312,855

Total Information Technology		55,311,337	87,305,427

Shares		Cost	Value
Common Stocks (continued)
Materials (10.21%)
	Construction Materials (7.50%)
107,450	Martin Marietta Materials, Inc.	$14,818,768	$22,159,413
554,500	Summit Materials, Inc., Cl A [1]	15,579,591	17,760,635
298,300	Vulcan Materials Co.	35,885,566	35,676,680

		66,283,925	75,596,728

	Specialty Chemicals (2.71%)
76,150	The Sherwin-Williams Co.	19,647,888	27,264,746

Total Materials		85,931,813	102,861,474

Real Estate (31.33%)
	Hotel & Resort REITs (1.87%)
487,500	MGM Growth Properties LLC, Cl A	10,237,500	14,727,375
149,999	Park Hotels & Resorts, Inc.	4,081,864	4,133,972

		14,319,364	18,861,347

	Industrial REITs (2.58%)
257,450	Prologis, Inc.	12,957,858	16,337,777
336,050	Rexford Industrial Realty, Inc.	7,189,113	9,617,751

		20,146,971	25,955,528

	Office REITs (3.32%)
41,078	Boston Properties, Inc.	5,038,454	5,047,665
307,950	Douglas Emmett, Inc.	6,687,263	12,139,389
306,957	Hudson Pacific Properties, Inc.	10,568,567	10,292,268
59,193	SL Green Realty Corp.	5,979,690	5,997,435

		28,273,974	33,476,757

	Real Estate Services (2.26%)
600,900	CBRE Group, Inc., Cl A [1]	12,560,938	22,762,092

	Residential REITs (4.63%)
100,650	American Campus Communities, Inc.	4,151,812	4,443,697
596,300	American Homes 4 Rent, Cl A	13,388,630	12,945,673
223,900	Equity Residential	13,607,709	14,761,727
638,500	Invitation Homes, Inc.	12,770,000	14,462,025

		43,918,151	46,613,122

	Specialized REITs (16.67%)
107,400	Alexandria Real Estate Equities, Inc. [3]	6,948,878	12,777,378
455,200	American Tower Corp.	43,806,627	62,216,736
69,315	Digital Realty Trust, Inc.	8,111,729	8,202,044
107,391	Equinix, Inc.	21,706,821	47,928,603
358,769	Gaming and Leisure Properties, Inc.	9,439,250	13,234,989
177,450	QTS Realty Trust, Inc., Cl A	9,547,278	9,291,282
99,300	SBA Communications Corp. [1]	6,346,938	14,304,165

		105,907,521	167,955,197

Total Real Estate		225,126,919	315,624,043

Telecommunication Services (1.20%)
	Integrated Telecommunication Services (1.20%)
528,850	Cellnex Telecom SA, 144A (Spain) [2]	10,949,874	12,100,930

Total Common Stocks		692,865,994	974,072,770

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.67%)
$36,934,774	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity – $36,935,143; (Fully collateralized by $37,820,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $37,678,175) [4]	$36,934,774	$36,934,774

Total Investments (100.34%)		$729,800,768	1,011,007,544

Liabilities Less Cash and Other Assets (-0.34%)			(3,437,077)

Net Assets			$1,007,570,467

Retail Shares (Equivalent to $28.30 per share based on 14,196,581 shares outstanding)			$401,760,129

Institutional Shares (Equivalent to $28.67 per share based on 21,025,635 shares outstanding)			$602,728,507

R6 Shares (Equivalent to $28.67 per share based on 107,506 shares outstanding)			$3,081,831

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of Rule 144A securities amounted to $12,100,930 or 1.20% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.17%)
Argentina (2.76%)
419,952	Banco Macro SA, ADR	$37,882,768	$49,281,367
3,160,340	YPF SA, ADR	63,862,429	70,412,375

Total Argentina		101,745,197	119,693,742

Brazil (5.14%)
6,954,026	B3 SA – Brasil Bolsa Balcao (formerly, BM&FBOVESPA SA)	32,067,310	52,586,370
8,288,705	Kroton Educacional SA	35,029,975	52,472,581
2,185,613	Rumo SA 1	7,890,337	8,343,167
3,185,515	Smiles SA	47,451,373	80,946,671
2,953,147	TOTVS SA	36,149,503	29,185,072

Total Brazil		158,588,498	223,533,861

Chile (1.96%)
1,517,310	Banco Santander Chile, ADR	35,317,235	45,079,280
719,123	Sociedad Química y Minera de Chile SA, ADR	15,501,176	40,026,386

Total Chile		50,818,411	85,105,666

China (31.51%)
1,324,374	Alibaba Group Holding Ltd., ADR [1]	130,622,546	228,732,634
576,729	Baidu, Inc., ADR [1]	112,549,513	142,850,006
1,261,633	Bitauto Holdings Ltd., ADR [1]	33,638,944	56,369,762
18,822,517	China Everbright Ltd.	46,428,866	43,275,693
24,205,732	China Mengniu Dairy Co. Ltd.	49,651,639	67,706,391
5,032,189	China Mobile Ltd.	60,681,332	50,987,987
1,091,403	Ctrip.com International Ltd., ADR [1]	42,451,100	57,560,594
23,573,346	Haitong Securities Co., Ltd., Cl H	38,824,125	38,083,827
10,776,260	Hangzhou Hikvision Digital Technology Co. Ltd.	34,214,876	51,911,893
65,662,944	Kingdee International Software Group Co. Ltd. [1]	23,564,992	28,916,039
8,916,211	Midea Group Co. Ltd.	47,880,180	59,313,447
5,627,486	Shenzhou International Group Holdings Ltd.	27,820,389	44,088,553
50,494,577	Sino Biopharmaceutical Ltd.	43,268,435	53,393,057
9,098,150	Sinopharm Group Co. Ltd., Cl H	35,827,634	40,065,590
3,039,592	Sunny Optical Technology Group Co., Ltd.	7,901,206	48,327,785
2,190,601	TAL Education Group, ADR [1]	9,684,871	73,845,160
4,172,931	Tencent Holdings Ltd.	105,086,022	179,596,933
115,172,129	Tongda Group Holdings Ltd.	30,521,271	30,814,398
69,368,312	WH Group Ltd., 144A	60,003,261	73,705,385

Total China		940,621,202	1,369,545,134

Hong Kong (1.77%)
39,627,380	Man Wah Holdings Ltd.	20,334,644	35,510,223
7,734,950	Techtronic Industries Co. Ltd.	31,755,283	41,290,826

Total Hong Kong		52,089,927	76,801,049

Shares		Cost	Value
Common Stocks (continued)
India (16.68%)
2,066,242	Amara Raja Batteries Ltd.	$17,475,652	$22,427,520
667,320	Britannia Industries Ltd.	38,985,610	44,381,582
9,480,640	Coal India Ltd.	49,721,133	39,311,564
2,569,049	Divi’s Laboratories Ltd.	27,758,476	33,656,823
11,035,817	Edelweiss Financial Services Ltd.	33,118,420	45,346,192
11,145,397	Exide Industries Ltd.	30,571,190	35,140,761
2,406,587	Housing Development Finance Corp. Ltd.	52,070,077	64,186,092
16,471,259	JM Financial Ltd.	28,385,494	34,836,259
3,501,566	Kotak Mahindra Bank Ltd.	42,357,087	53,726,952
5,088,184	Manpasand Beverages Ltd.	27,716,110	36,393,135
560,510	Maruti Suzuki India Ltd.	47,196,377	68,460,822
4,518,339	Max Financial Services Ltd.	45,028,250	40,873,951
8,417,346	Motherson Sumi Systems Ltd.	30,371,707	43,349,590
985,337	Multi Commodity Exchange of India Ltd.	14,907,291	15,675,336
1,064,824	PVR Ltd.	9,753,962	19,641,862
273,966	SBI Life Insurance Co.Ltd., 144A 1,2,4	2,982,233	2,881,928
1,795,524	SBI Life Insurance Co.Ltd., 144A 1,4	19,241,684	19,241,684
2,404,240	Sun TV Network Ltd.	14,720,263	28,048,853
3,945,898	Tata Communications Ltd.	41,230,023	41,398,100
887,080	Vakrangee Ltd.	6,967,971	6,708,780
3,653,745	Zee Entertainment Enterprises Ltd.	19,339,585	29,092,357

Total India		599,898,595	724,780,143

Indonesia (2.38%)
43,956,856	PT Bank Mandiri (Persero) Tbk	18,580,479	21,947,424
73,917,945	PT Bank Negara Indonesia (Persero) Tbk	32,755,657	40,611,240
31,533,127	PT Sarana Menara Nusantara Tbk.	10,053,366	10,465,000
61,902,105	PT Tower Bersama Infrastructure Tbk	31,519,830	30,218,007

Total Indonesia		92,909,332	103,241,671

Korea, Republic of (6.26%)
1,721,856	KB Financial Group, Inc.	76,448,741	84,337,645
28,940	LG Household & Health Care Ltd.	17,658,430	23,650,273
43,390	Samsung Electronics Co., Ltd.	56,776,488	97,133,592
302,814	Samsung Life Insurance Co. Ltd.	30,128,633	29,875,568
838,381	Shinhan Financial Group Co., Ltd.	34,575,759	36,818,933

Total Korea, Republic of		215,588,051	271,816,011

Malaysia (0.90%)
80,834,691	My EG Services Bhd	33,025,281	39,244,788

Mexico (4.66%)
381,657	Fomento Económico Mexicano, S.A.B. de C.V., ADR	35,224,578	36,459,693
2,286,429	GRUMA S.A.B. de C.V., Cl B	32,600,869	33,578,238
4,443,520	Grupo Financiero Banorte S.A.B. de C.V., Cl O	24,041,418	30,592,208
12,904,961	Grupo Lala S.A.B. de C.V.	25,092,955	21,876,779
9,118,365	Infraestructura Energetica Nova S.A.B. de C.V.	42,866,981	51,059,840
12,700,000	Wal-Mart de Mexico S.A.B de C.V.	29,143,392	29,082,372

Total Mexico		188,970,193	202,649,130

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Nigeria (0.17%)
32,618,323	Lekoil Ltd. [1,3]	$14,881,766	$7,539,722

Panama (1.38%)
482,671	Copa Holdings, S.A., Cl A	31,226,229	60,107,020

Philippines (2.30%)
45,121,565	Ayala Land, Inc.	33,880,471	38,637,941
16,785,436	BDO Unibank, Inc.	36,931,217	43,186,576
138,168,735	Metro Pacific Investments Corp.	15,125,467	18,223,221

Total Philippines		85,937,155	100,047,738

Russia (3.04%)
4,695,087	Sberbank of Russia, ADR	42,067,775	66,834,564
1,974,815	Yandex N.V., Cl A 1	38,496,882	65,070,154

Total Russia		80,564,657	131,904,718

Singapore (1.22%)
21,811,763	Global Logistic Properties Ltd.	38,763,148	53,064,114

South Africa (3.46%)
2,061,875	Bid Corp. Ltd.	40,354,313	46,282,250
2,383,884	Bidvest Group Ltd.	21,674,667	30,401,729
6,739,634	FirstRand Ltd.	25,372,869	25,900,704
581,687	Sasol Limited	19,091,919	15,939,867
394,432	Sasol Limited, ADR	12,724,480	10,858,713
4,726,370	Steinhoff International Holdings N.V.	22,934,295	21,070,764

Total South Africa		142,152,543	150,454,027

Taiwan, Province of China (7.02%)
3,708,000	Catcher Technology Co. Ltd.	28,035,892	34,543,926
7,977,879	Delta Electronics, Inc.	42,347,612	41,041,720
2,307,593	Eclat Textile Co., Ltd.	26,984,078	28,042,080
14,978,000	Far EasTone Telecommunications Co., Ltd.	33,616,673	35,612,512
2,468,000	Ginko International Co., Ltd.	33,387,543	16,887,944
4,858,220	Makalot Industrial Co. Ltd.	23,247,428	21,227,877
3,026,975	Novatek Microelectronics Corp.	10,676,761	11,379,605
10,200,000	Taiwan Mobile Co., Ltd.	35,290,014	36,327,661
2,133,035	Taiwan Semiconductor Manufacturing Company Ltd., ADR	50,885,825	80,095,464

Total Taiwan, Province of China		284,471,826	305,158,789

Thailand (0.64%)
1,073,829	Bangkok Bank PCL, Cl F 4	6,050,933	6,278,760
3,872,664	Bangkok Bank Public Co., Ltd., NVDR	20,554,524	21,656,727

Total Thailand		26,605,457	27,935,487

United Kingdom (0.69%)
11,959,952	Tullow Oil plc [1]	30,268,020	29,824,997

United States (0.23%)
2,107,221	TerraForm Global, Inc., Cl A 1	15,137,085	10,009,300

Total Common Stocks		3,184,262,573	4,092,457,107

Preferred Stocks (0.01%)
India (0.01%)
3,098,340	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	367,971	463,897

Principal Amount		Cost	Value
Short Term Investments (3.47%)
$150,965,659	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity –$150,967,169; (Fully collateralized by $154,565,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $153,985,381) [4]	$150,965,659	$150,965,659

Total Investments (97.65%)		$3,335,596,203	4,243,886,663

Cash and Other Assets Less Liabilities (2.35%)			102,252,713

Net Assets			$4,346,139,376

Retail Shares (Equivalent to $14.48 per share based on 69,968,605 shares outstanding)			$1,013,336,606

Institutional Shares (Equivalent to $14.54 per share based on 228,869,214 shares outstanding)			$3,328,825,256

R6 Shares (Equivalent to $14.55 per share based on 273,329 shares outstanding)			$3,977,514

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At September 30, 2017, the market value of restricted and fair valued securities amounted to $2,881,928 or 0.07 % of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2017, $2,881,928 or 0.07% of net assets is deemed illiquid, and $92,947,069 or 2.14% of net assets is deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2017	Percentage of Net Assets
Information Technology	27.0%
Financials	21.4%
Consumer Discretionary	17.0%
Consumer Staples	9.5%
Telecommunication Services	4.7%
Energy	3.4%
Health Care	3.3%
Industrials	2.8%
Real Estate	2.1%
Materials	1.6%
Utilities	1.4%
Cash and Cash Equivalents*	5.8%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Funds

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.81%)
Consumer Discretionary (8.58%)
	Automobile Manufacturers (8.58%)
14,100	Tesla, Inc. [1]	$3,242,965	$4,809,510

Energy (75.91%)
	Oil & Gas Equipment & Services (11.14%)
127,500	GlobeLTR Energy Inc., Cl A, 144A [1,3,4,6]	1,498,125	1,552,950
51,596	Halliburton Co.	1,970,419	2,374,964
54,800	NCS Multistage Holdings, Inc. [1]	946,144	1,319,584
32,100	U.S. Silica Holdings, Inc.	828,930	997,347

		5,243,618	6,244,845

	Oil & Gas Exploration & Production (38.76%)
30,200	Concho Resources, Inc. [1]	2,817,418	3,977,944
305,400	Encana Corp. [2]	1,965,430	3,597,612
15,768	EOG Resources, Inc.	1,216,534	1,525,397
51,011	Jones Energy, Inc., Cl A [1]	165,797	97,941
1,823,454	Lekoil Ltd. (Nigeria)[1,2]	571,211	421,491
49,400	Newfield Exploration Co. [1]	1,338,337	1,465,698
145,900	Parsley Energy, Inc., Cl A [1]	2,343,972	3,843,006
62,800	Rice Energy, Inc. [1]	565,953	1,817,432
113,800	RSP Permian, Inc. [1]	2,599,829	3,936,342
90,500	WPX Energy, Inc. [1]	1,091,472	1,040,750

		14,675,953	21,723,613

	Oil & Gas Refining & Marketing (5.76%)
21,500	Andeavor (formerly, Tesoro Corp.)	1,786,621	2,217,725
13,100	Valero Energy Corporation	740,209	1,007,783

		2,526,830	3,225,508

	Oil & Gas Storage & Transportation (20.25%)
104,100	Energy Transfer Equity L.P.	664,120	1,809,258
106,335	Golar LNG Ltd. [2]	2,100,518	2,404,234
24,900	MPLX LP	759,687	871,749
39,238	Noble Midstream Partners LP	882,855	2,035,275
110,200	Sanchez Midstream Partners LP	1,212,200	1,239,750
37,700	Targa Resources Corp.	1,052,320	1,783,210
27,600	Valero Energy Partners LP	989,224	1,206,672

		7,660,924	11,350,148

Total Energy		30,107,325	42,544,114

Industrials (3.17%)
	Heavy Electrical Equipment (3.17%)
79,600	TPI Composites, Inc. [1]	1,359,588	1,778,264

Information Technology (5.31%)
	Application Software (4.02%)
35,900	Aspen Technology, Inc. [1]	1,376,294	2,254,879
	Electronic Equipment & Instruments (1.29%)
9,850	Landis & Gyr Group AG (Switzerland) [1,2]	814,327	722,208

Total Information Technology		2,190,621	2,977,087

Materials (2.81%)
	Specialty Chemicals (2.81%)
338,739	Flotek Industries, Inc. [1]	3,706,978	1,575,136

Utilities (2.03%)
	Gas Utilities (2.03%)
203,166	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico) [2]	853,504	1,137,662

Total Common Stocks		41,460,981	54,821,773

Principal Amount		Cost	Value
Short Term Investments (2.19%)
$1,226,873	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity – $1,226,885; (Fully collateralized by $1,260,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $1,255,275) [5]	$1,226,873	$1,226,873

Total Investments (100.00%)		$42,687,854	$56,048,646

Cash and Other Assets Less Liabilities (0.00%)			208

Net Assets			$56,048,854

Retail Shares (Equivalent to $7.78 per share based on 4,778,953 shares outstanding)			$37,180,254

Institutional Shares (Equivalent to $7.89 per share based on 2,338,569 shares outstanding)			$18,461,827

R6 Shares (Equivalent to $7.89 per share based on 51,564 shares outstanding)			$406,773

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2017, the market value of restricted and fair valued securities amounted to $1,552,950 or 2.77% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of Rule 144A securities amounted to $1,552,950 or 2.77% of net assets. This security is not deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.67%)
Argentina (1.15%)
9,020	Globant SA 1	$320,443	$361,431

Canada (2.70%)
1,556	Constellation Software, Inc.	540,378	848,913

China (22.16%)
18,177	Alibaba Group Holding Ltd., ADR [1]	1,885,152	3,139,350
3,846	Baidu, Inc., ADR [1]	681,588	952,616
18,269	Ctrip.com International Ltd., ADR [1]	698,190	963,507
15,140	JD.com, Inc., ADR [1]	473,093	578,348
39,624	TAL Education Group, ADR [1]	213,311	1,335,725

Total China		3,951,334	6,969,546

India (7.26%)
4,883	HDFC Bank Ltd., ADR	386,308	470,575
25,600	Housing Development Finance Corp. Ltd.	583,048	682,777
248,000	JM Financial Ltd.	487,059	524,513
39,500	Kotak Mahindra Bank Ltd.	601,675	606,076

Total India		2,058,090	2,283,941

Israel (5.12%)
2,948	Check Point Software Technologies Ltd. [1]	258,651	336,131
17,217	Mellanox Technologies Ltd. [1]	738,602	811,782
6,460	Wix.com Ltd. [1]	470,127	464,151

Total Israel		1,467,380	1,612,064

Japan (1.54%)
2,400	FANUC Corp.	482,349	486,079

Netherlands (2.43%)
4,499	ASML Holding N.V.	483,005	765,967

South Africa (5.41%)
7,893	Naspers Limited, Cl N	1,336,753	1,702,340

Taiwan, Province of China (1.64%)
13,729	Taiwan Semiconductor Manufacturing Company Ltd., ADR	461,668	515,524

United Kingdom (1.71%)
59,967	JUST EAT plc [1]	258,537	537,178

United States (44.55%)
6,156	Aerie Pharmaceuticals, Inc. [1]	174,002	299,182
1,535	Alphabet Inc., Cl C 1	1,086,392	1,472,234
1,997	Amazon.com, Inc. [1]	912,163	1,919,816
3,981	CBOE Holdings, Inc.	329,761	428,475
9,128	Cloudera, Inc. [1]	138,828	151,707
14,383	EPAM Systems, Inc. [1]	1,050,833	1,264,697
5,510	Expedia, Inc.	701,127	793,109
9,932	Facebook, Inc., Cl A 1	909,786	1,697,081
3,261	First Republic Bank	248,759	340,644
15,831	Glaukos Corporation. [1]	513,462	522,423
3,745	Illumina, Inc. [1]	420,016	746,004
11,944	Okta, Inc. [1]	203,048	336,940
328	The Priceline Group, Inc. [1]	430,300	600,509
4,513	Sage Therapeutics, Inc. [1]	294,938	281,160
5,557	Splunk, Inc. [1]	330,135	369,151
5,985	Take-Two Interactive Software, Inc. [1]	459,014	611,847
1,059	Tesla, Inc. [1]	270,853	361,225
6,208	Vantiv, Inc., Cl A 1	405,360	437,478
13,912	Varonis Systems, Inc. [1]	405,714	582,913

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
6,535	Veeva Systems, Inc., Cl A 1	$406,940	$368,639
32,349	Yext, Inc. [1,2]	440,631	429,595

Total United States		10,132,062	14,014,829

Total Common Stocks		21,491,999	30,097,812

Principal Amount
Short Term Investments (3.93%)
Repurchase Agreement (3.76%)
$1,183,285	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/29/2017, 0.12% due 10/2/2017; Proceeds at maturity – $1,183,296; (Fully collateralized by $1,215,000 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027; Market value – $1,210,444) [4]	1,183,285	1,183,285
Shares
Securities Lending Collateral (0.17%)
51,880	State Street Navigator Securities Lending Prime Portfolio [3,4]	51,880	51,880

Total Short Term Investments		1,235,165	1,235,165

Total Investments (99.60%)		$22,727,164	31,332,977

Cash and Other Assets Less Liabilities (0.40%)			124,419

Net Assets			$31,457,396

Retail Shares (Equivalent to $18.73 per share based on 680,564 shares outstanding)			$12,746,976

Institutional Shares (Equivalent to $18.91 per share based on 970,264 shares outstanding)			$18,347,592

R6 Shares (Equivalent to $18.92 per share based on 19,175 shares outstanding)			$362,828

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The value of all securities loaned at September 30, 2017 amounted to $51,035 or 0.16% of net assets. See Note 2d regarding Securities Lending.
[3]	Represents investment of cash collateral received from securities lending transactions. See Note 2d regarding Securities Lending.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2017	Percentage of Net Assets
Information Technology	51.1%
Consumer Discretionary	26.2%
Financials	9.7%
Health Care	7.1%
Industrials	1.6%
Cash and Cash Equivalents *	4.3%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund and Baron Focused Growth Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2017, Baron Global Advantage Fund had securities on loan with values of $51,035 and held $51,880 of short term investments as collateral for these loans.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2017, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron Select Funds	September 30, 2017

3. RESTRICTED SECURITIES

At September 30, 2017, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2017, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp., CI A	9/13/2017	$32,092,168
Space Exploration Technologies Corp., CI C	9/13/2017	4,376,001
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	3,577,350

Total Restricted Securities:		$40,045,519

(Cost $34,000,020)†(1.94% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp., CI A	9/13/2017	$3,020,384
Space Exploration Technologies Corp., CI C	9/13/2017	411,811

		$3,432,195

(Cost $3,199,905) (1.80% of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
SBI Life Insurance Co.Ltd.	9/29/2017	$2,881,928

(Cost $2,982,233) (0.07% of Net Assets)

	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
GlobeLTR Energy Inc., Cl A 144A	2/15/2017	$1,552,950

(Cost $1,498,125) (2.77% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);
•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

Baron Select Funds	September 30, 2017

4. FAIR VALUE MEASUREMENTS (Continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,455,179,337	$—	$36,468,169	$2,491,647,506
Private Equity Investments	—	—	3,577,350	3,577,350
Short Term Investments	—	274,629	—	274,629

Total Investments	$2,455,179,337	$274,629	$40,045,519	$2,495,499,485

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2017.

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$174,149,171	$—	$3,432,195	$177,581,366
Preferred Stocks	—	8,104,712	—	8,104,712
Short Term Investments	—	5,197,936	—	5,197,936

Total Investments	$174,149,171	$13,302,648	$3,432,195	$190,884,014

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2017.

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$138,175,538	$—	$—	$138,175,538
Short Term Investments	—	6,398,430	—	6,398,430

Total Investments	$138,175,538	$6,398,430	$—	$144,573,968

$2,970,304 was transferred out of Level 2 into Level 1 at September 30, 2017 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$974,072,770	$—	$—	$974,072,770
Short Term Investments	—	36,934,774	—	36,934,774

Total Investments	$974,072,770	$36,934,774	$—	$1,011,007,544

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2017.

†	See Schedules of Investments for additional detailed categorizations.

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,064,054,735	$28,402,372	$—	$4,092,457,107
Preferred Stocks	463,897	—	—	463,897
Short Term Investments	—	150,965,659	—	150,965,659

Total Investments	$4,064,518,632	$179,368,031	$—	$4,243,886,663

$587,054,443 was transferred out of Level 2 into Level 1 at September 30, 2017 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$53,268,823	$—	$1,552,950	$54,821,773
Short Term Investments	—	1,226,873	—	1,226,873

Total Investments	$53,268,823	$1,226,873	$1,552,950	$56,048,646

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2017.

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$30,097,812	$—	$—	$30,097,812
Short Term Investments†	—	1,235,165	—	1,235,165

Total Investments	$30,097,812	$1,235,165	$—	$31,332,977

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2017.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2017
Common Stocks
Industrials	$—	$—	$—	$2,468,149	$34,000,020	$—	$—	$—	$36,468,169	$2,468,149
Private Equity Investments
Financials	3,456,083	—	—	121,267	—	—	—	—	3,577,350	121,267

Total	$3,456,083	$—	$—	$2,589,416	$34,000,020	$—	$—	$—	$40,045,519	$2,589,416

Baron Select Funds	September 30, 2017

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2017
Common Stocks
Industrials	$—	$—	$—	$232,290	$3,199,905	$—	$—	$—	$3,432,195	$232,290

	Baron Energy and Resources Fund

Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2017
Common Stocks
Energy	$—	$—	$—	$54,825	$1,498,125	$—	$—	$—	$1,552,950	$54,825

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2017, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Cost of investments	$1,403,817,098	$113,324,967	$102,003,165	$729,800,768	$3,335,596,203	$42,687,854	$22,727,164

Gross tax unrealized appreciation	1,158,378,963	190,884,014	43,687,218	283,577,825	988,216,396	15,853,050	8,674,905
Gross tax unrealized depreciation	(66,696,576)	(113,324,967)	(1,116,415)	(2,371,049)	(79,925,936)	(2,492,258)	(69,092)

Net tax unrealized appreciation (depreciation)	$1,091,682,387	$77,559,047	$42,570,803	$281,206,776	$908,290,460	$13,360,792	$8,605,813

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON EMERGING MARKETS FUND
Name of Issuer	Value at December 31, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2017	Value at September 30, 2017	Percentage of Net Assets at September 30, 2017
“Affiliated” Company as of September 30, 2017:
Lekoil Ltd.	$10,675,663	$279,813	$385,774	$(3,095,385)	$65,405	$—	32,618,323	$7,539,722	0.17%

[1]	An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2017.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	November 27, 2017